Net Earnings Per Share Net Earnings Per Share (Tables)	9 Months Ended
Sep. 27, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Information related to the calculation of net earnings per share of common stock for the nine-month periods ended September 27, 2019 and September 28, 2018, is summarized as follows ($ and shares in millions, except per share amounts):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Numerator:
Net earnings	$161.5	$179.5

Denominator:
Weighted average common shares outstanding used in basic and diluted EPS	128.8	127.9

Basic and diluted EPS	$1.25	$1.40